As filed with the Securities and Exchange Commission on May 18, 2012

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

the SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 58	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 55 relates to the following series:

Virtus Balanced Allocation Fund

Virtus Core Equity Fund

Virtus Emerging Markets Opportunities Fund

Virtus High Yield Income Fund

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Short/Intermediate Bond Fund

Virtus Tax-Exempt Bond Fund

Virtus Value Equity Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 18th day of May, 2012.

VIRTUS INSIGHT TRUST

/s/ George R. Aylward
By:
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 18th day of May, 2012.

Signature	Title

/s/ George R. Aylward	Trustee and President (principal executive officer)
George R. Aylward

/s/ W. Patrick Bradley	Vice President, Chief Financial Officer and Treasurer
W. Patrick Bradley

/s/ Leroy Keith, Jr.	Trustee
Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L.J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

C-7

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase